Financial Assets and Liabilities - Summary of Non-current Borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	R$ 25,533,990	R$ 20,459,008
1 - 2 years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	1,813,849	2,113,502
25 to 36 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	3,240,861	1,310,790
37 to 48 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	2,294,198	1,201,227
49 to 60 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	5,032,388	2,429,146
61 to 72 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	2,520,671	5,783,465
73 to 84 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	456,983	2,332,961
85 to 96 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	3,821,149	475,964
Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	R$ 6,353,891	R$ 4,811,953